Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2014	Oct. 07, 2014	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SOURCE FINANCIAL, INC.
Entity Central Index Key	0000846377
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	10-12G/A
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5,870,162
Entity Common Stock, Shares Outstanding		7,671,632